Income Taxes - Additional information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax [Abstract]
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Effective tax rate	2077.80%	35.40%	117.90%	30.40%